Summary of significant accounting policies - Accounts receivable and contract assets and allowance for uncollectible accounts receivable and contract assets (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Accounts, Notes and Loans Receivables
Allowance for doubtful accounts	$ (5,928,227)	¥ (38,681,680)	¥ (192,909,907)	$ (5,928,227)	¥ (38,681,680)	¥ (192,909,907)
Accounts receivable and contract assets, net				63,342,085	413,307,108	771,154,249
Past-due accounts receivables				69,270,312	451,988,788	964,064,156
Provision for accounts receivable and contract assets
Allowance for accounts receivable and contract assets, Beginning balance	29,564,737	192,909,907	221,213,326
Provision for accounts receivable	18,618,424	121,485,215	241,186,823
Charge-off for accounts receivable assets	(44,634,158)	(291,237,878)	(269,490,242)
Allowance for accounts receivable and contract assets, Ending balance	5,928,227	38,681,680	192,909,907
Recoveries of charge-off of accounts receivables and contract assets	650,308	4,243,262	3,690,460
Not past-due accounts receivables				67,853,694	442,745,359	897,482,010
1 - 30 days
Accounts, Notes and Loans Receivables
Past-due accounts receivables				715,218	4,666,795	33,531,873
30 - 60 days
Accounts, Notes and Loans Receivables
Past-due accounts receivables				701,400	4,576,634	33,050,273
Adoption of ASU 2016-13
Accounts, Notes and Loans Receivables
Allowance for doubtful accounts	(2,379,224)	15,524,436		(2,379,224)	15,524,436
Provision for accounts receivable and contract assets
Allowance for accounts receivable and contract assets, Ending balance	2,379,224	(15,524,436)
Credit losses
Accounts, Notes and Loans Receivables
Allowance for doubtful accounts	(5,928,227)	(38,681,680)		(5,928,227)	(38,681,680)
Provision for accounts receivable and contract assets
Allowance for accounts receivable and contract assets, Ending balance	5,928,227	38,681,680
Loan facilitation service
Accounts, Notes and Loans Receivables
Accounts receivable gross				66,993,463	437,132,345	945,975,681
Post-origination service
Accounts, Notes and Loans Receivables
Accounts receivable gross				489,366	3,193,112	18,088,475
Financing income
Accounts, Notes and Loans Receivables
Accounts receivable gross				1,787,483	11,663,331
Xiaoying Credit Loans
Accounts, Notes and Loans Receivables
Allowance for doubtful accounts	(5,751,601)	(37,529,193)	(185,085,029)	(5,751,601)	(37,529,193)	(185,085,029)
Accounts receivable and contract assets, net				60,723,732	396,222,357	717,775,569
Past-due accounts receivables				66,475,333	433,751,550	902,860,598
Provision for accounts receivable and contract assets
Allowance for accounts receivable and contract assets, Beginning balance	28,365,522	185,085,029	206,575,845
Provision for accounts receivable	17,292,528	112,833,743	230,589,301
Charge-off for accounts receivable assets	(41,665,927)	(271,870,171)	(252,080,117)
Allowance for accounts receivable and contract assets, Ending balance	5,751,601	37,529,193	185,085,029
Not past-due accounts receivables				65,399,057	426,728,851	837,707,889
Xiaoying Credit Loans | 1 - 30 days
Accounts, Notes and Loans Receivables
Past-due accounts receivables				564,005	3,680,132	32,739,296
Xiaoying Credit Loans | 30 - 60 days
Accounts, Notes and Loans Receivables
Past-due accounts receivables				512,271	3,342,567	32,413,413
Xiaoying Credit Loans | Adoption of ASU 2016-13
Accounts, Notes and Loans Receivables
Allowance for doubtful accounts	(1,759,478)	11,480,592		(1,759,478)	11,480,592
Provision for accounts receivable and contract assets
Allowance for accounts receivable and contract assets, Ending balance	1,759,478	(11,480,592)
Xiaoying Credit Loans | Credit losses
Accounts, Notes and Loans Receivables
Allowance for doubtful accounts	(5,751,601)	(37,529,193)		(5,751,601)	(37,529,193)
Provision for accounts receivable and contract assets
Allowance for accounts receivable and contract assets, Ending balance	5,751,601	37,529,193
Xiaoying Credit Loans | Loan facilitation service
Accounts, Notes and Loans Receivables
Accounts receivable gross				64,780,728	422,694,249	884,954,449
Xiaoying Credit Loans | Post-origination service
Accounts, Notes and Loans Receivables
Accounts receivable gross				290,746	1,897,119	17,906,149
Xiaoying Credit Loans | Financing income
Accounts, Notes and Loans Receivables
Accounts receivable gross				1,403,859	9,160,182
Xiaoying Revolving Loans
Accounts, Notes and Loans Receivables
Allowance for doubtful accounts	(176,626)	(1,152,487)	(7,824,878)	(176,626)	(1,152,487)	(7,824,878)
Accounts receivable and contract assets, net				2,618,353	17,084,751	21,266,407
Past-due accounts receivables				2,794,979	18,237,238	29,091,285
Provision for accounts receivable and contract assets
Allowance for accounts receivable and contract assets, Beginning balance	1,199,215	7,824,878
Provision for accounts receivable	1,821,262	11,883,737	10,303,996
Charge-off for accounts receivable assets	(2,968,231)	(19,367,707)	(2,479,118)
Allowance for accounts receivable and contract assets, Ending balance	176,626	1,152,487	7,824,878
Not past-due accounts receivables				2,454,637	16,016,508	27,661,848
Xiaoying Revolving Loans | 1 - 30 days
Accounts, Notes and Loans Receivables
Past-due accounts receivables				151,213	986,663	792,577
Xiaoying Revolving Loans | 30 - 60 days
Accounts, Notes and Loans Receivables
Past-due accounts receivables				189,129	1,234,067	636,860
Xiaoying Revolving Loans | Adoption of ASU 2016-13
Accounts, Notes and Loans Receivables
Allowance for doubtful accounts	(124,380)	811,579		(124,380)	811,579
Provision for accounts receivable and contract assets
Allowance for accounts receivable and contract assets, Ending balance	124,380	(811,579)
Xiaoying Revolving Loans | Credit losses
Accounts, Notes and Loans Receivables
Allowance for doubtful accounts	(176,626)	(1,152,487)		(176,626)	(1,152,487)
Provision for accounts receivable and contract assets
Allowance for accounts receivable and contract assets, Ending balance	176,626	1,152,487
Xiaoying Revolving Loans | Loan facilitation service
Accounts, Notes and Loans Receivables
Accounts receivable gross				2,212,735	14,438,096	28,961,624
Xiaoying Revolving Loans | Post-origination service
Accounts, Notes and Loans Receivables
Accounts receivable gross				198,620	1,295,993	129,661
Xiaoying Revolving Loans | Financing income
Accounts, Notes and Loans Receivables
Accounts receivable gross				383,624	2,503,149
Xiaoying Housing Loan
Accounts, Notes and Loans Receivables
Allowance for doubtful accounts			(119,616)
Accounts receivable and contract assets, net						934,741
Past-due accounts receivables						934,741
Provision for accounts receivable and contract assets
Allowance for accounts receivable and contract assets, Beginning balance			119,616
Charge-off for accounts receivable assets			(119,616)
Not past-due accounts receivables						934,741
Xiaoying Housing Loan | Loan facilitation service
Accounts, Notes and Loans Receivables
Accounts receivable gross						890,225
Xiaoying Housing Loan | Post-origination service
Accounts, Notes and Loans Receivables
Accounts receivable gross						44,516
Internet Channel
Accounts, Notes and Loans Receivables
Allowance for doubtful accounts			(133,707)
Accounts receivable and contract assets, net						31,177,532
Past-due accounts receivables						31,177,532
Provision for accounts receivable and contract assets
Allowance for accounts receivable and contract assets, Beginning balance			133,707
Provision for accounts receivable	(495,366)	(3,232,265)
Charge-off for accounts receivable assets			(133,707)
Not past-due accounts receivables						31,177,532
Internet Channel | Adoption of ASU 2016-13
Accounts, Notes and Loans Receivables
Allowance for doubtful accounts	(495,366)	3,232,265		$ (495,366)	¥ 3,232,265
Provision for accounts receivable and contract assets
Allowance for accounts receivable and contract assets, Ending balance	$ 495,366	¥ (3,232,265)
Internet Channel | Loan facilitation service
Accounts, Notes and Loans Receivables
Accounts receivable gross						31,169,383
Internet Channel | Post-origination service
Accounts, Notes and Loans Receivables
Accounts receivable gross						¥ 8,149
Other Products
Accounts, Notes and Loans Receivables
Allowance for doubtful accounts			(14,384,158)
Provision for accounts receivable and contract assets
Allowance for accounts receivable and contract assets, Beginning balance			14,384,158
Provision for accounts receivable			293,526
Charge-off for accounts receivable assets			¥ (14,677,684)